Employee Post-retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Schedule of Change in Benefit Obligations, Change in Plan Assets, and Funded Status
The following table summarizes the changes in the benefit obligations and Plan assets for the year ended December 31, 2024 for the Company's Plans:

Year Ended December 31,
U.S.$ millions	2024
Change in benefit obligation
Benefit obligation - beginning of year	—
Canadian benefit obligation transferred on October 1, 2024	79
U.S. benefit obligation transferred on October 1, 2024	8
Service cost	2
Interest cost	1
Actuarial loss	(2)
Foreign exchange rate changes	5
Benefit obligation - end of year	93
Change in plan assets
Plan assets - beginning of year	—
Fair value of Canadian net plan assets as of October 1, 2024 pending transfer [1]	79
Fair value of U.S. net plan assets as of October 1, 2024	9
Actual return on plan assets	3
Employee contributions	—
Foreign exchange rate changes	5
Plan assets at fair value - end of year	96
Funded status - plan surplus	3
1.The plan assets remain in the Former Parent's pension trust and will be transferred in accordance with the Separation Agreement and EMA.

Schedule of Net Benefit Costs
The following table presents the components of the Company's net periodic benefit costs, prior to capitalization and co-owner allocations, for the year ended December 31, 2024:

Year Ended December 31,
U.S.$ millions	2024
Service cost	2
Interest cost	1
Expected return on plan assets	(2)
Net periodic benefit cost recognized	1

Schedule of the Pre-Tax Amounts Recognized in OCI
The following tables provide the pre-tax components of AOCI for the year ended December 31, 2024:

As at December 31,
U.S.$ millions	2024
Change in plan assets and benefit obligation recognized in AOCI:
Opening AOCI	—
Separation-related adjustment	3
Net gain	3
Total recognized in AOCI at year-end	6

Schedule of Weighted Average Assumptions Used in Calculating Benefit Obligation
The following assumptions were used to determine the benefit obligations for the Plans for 2024:

	Canadian Plan	U.S. Plan
	2024	2024
Assumptions for benefit obligations
Discount rate	4.70%	5.70%
Expected rate of return	6.90%	6.50%
Rate of compensation increase	3.5% per year	4.5% for 2024 3% thereafter

Schedule of Estimated Future Benefit Payments
Estimated Future Benefit Payments
Estimated future benefit payments to participants over the next 10 years for the Plans as of December 31, 2024 are as follows:

U.S.$ millions
2025	3
2026	3
2027	3
2028	4
2029	8
2030 to 2034	25
Total estimated future benefits payments through 2034	46

Schedule of Weighted Average Asset Allocations and Target Allocations by Asset Category
The Company's Plan target asset allocations as of December 31, 2024 were as follows:

As at December 31, 2024	Target Allocation		Percentage of Plan Assets [1]
	Canadian Plan	U.S. Plan	Canadian Plan	U.S. Plan

Equity securities	70%	50%	55%	50%
Fixed income securities	30%	50%	24%	50%
Cash investments [1]	—%	—%	21%	—%
	100%	100%	100%	100%
1.Cash investments held within the Canadian plan represent funds received on December 31, 2024 which were subsequently invested. The allocation of assets does not include the pending asset transfer from Former Parent's pension trust.

Schedule of Allocation of Plan Assets
The following table presents Plan assets measured and recorded at fair value on the consolidated balance sheets on a recurring basis and their level within the fair value hierarchy as of December 31, 2024:

	Quoted Prices in Active Markets (Level I)
	As at December 31,
U.S.$ millions	2024	2023
Asset Category
Equity securities	4	—
U.S. bonds	4	—
Fair value of plan assets	8	—